Schedule of investments
Delaware Covered Call Strategy Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 101.18%♦
Communication Services — 6.18%
Activision Blizzard ~	15,900	$1,517,496
Alphabet Class A ~, †	2,900	7,081,191
		8,598,687
Consumer Discretionary — 17.31%
Amazon.com ~, †	600	2,064,096
Booking Holdings ~, †	2,700	5,907,843
Darden Restaurants ~	4,100	598,559
Home Depot ~	21,400	6,824,246
MGM Resorts International ~	45,800	1,953,370
Tesla ~, †	3,300	2,243,010
Whirlpool ~	20,500	4,469,410
		24,060,534
Consumer Staples — 4.75%
Costco Wholesale ~	16,700	6,607,689
		6,607,689
Energy — 6.14%
Chevron ~	49,100	5,142,734
Exxon Mobil ~	53,800	3,393,704
		8,536,438
Financials — 12.03%
Bank of America ~	138,600	5,714,478
Berkshire Hathaway Class B ~, †	11,200	3,112,704
BlackRock ~	6,100	5,337,317
JPMorgan Chase & Co. ~	16,500	2,566,410
		16,730,909
Healthcare — 8.88%
Bristol-Myers Squibb ~	37,500	2,505,750
Medtronic ~	49,300	6,119,609
UnitedHealth Group ~	9,300	3,724,092
		12,349,451
Industrials — 7.72%
Lockheed Martin ~	12,300	4,653,705
Raytheon Technologies ~	24,900	2,124,219
United Rentals ~, †	12,400	3,955,724
		10,733,648
Information Technology — 31.34%
Apple ~	82,100	11,244,416
Broadcom ~	11,700	5,579,028
Corning ~	103,400	4,229,060
Mastercard Class A ~	11,800	4,308,062
Microsoft ~	39,400	10,673,460
Texas Instruments ~	30,700	5,903,610
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Visa Class A ~	7,000	$1,636,740
		43,574,376
Materials — 3.81%
PPG Industries ~	31,200	5,296,824
		5,296,824
Utilities — 3.02%
NextEra Energy ~	57,200	4,191,616
		4,191,616
Total Common Stock (cost $92,646,947)		140,680,172

Short-Term Investments — 2.09%
Money Market Mutual Funds — 2.09%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	728,918	728,918
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	728,918	728,918
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	728,918	728,918
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	728,918	728,918
Total Short-Term Investments (cost $2,915,672)		2,915,672
Total Value of Securities Before Options Written—103.27% (cost $95,562,619)		143,595,844
Number of contracts
Options Written — (3.25%)
Equity Call Options — (3.25%)
Activision Blizzard strike price $95, expiration date 7/16/21, notional amount $(1,510,500)	(159)	(32,436)

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Schedule of investments
Delaware Covered Call Strategy Fund (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Alphabet strike price $2,340, expiration date 7/16/21, notional amount $(6,786,000)	(29)	$(316,100)
Amazon.com strike price $3,600, expiration date 8/20/21, notional amount $(2,160,000)	(6)	(43,200)
Apple strike price $130, expiration date 7/16/21, notional amount $(10,673,000)	(821)	(595,225)
Bank of America strike price $42, expiration date 8/20/21, notional amount $(1,911,000)	(455)	(58,922)
Bank of America strike price $45, expiration date 8/20/21, notional amount $(4,189,500)	(931)	(37,240)
Berkshire Hathaway strike price $300, expiration date 7/16/21, notional amount $(3,360,000)	(112)	(1,904)
BlackRock strike price $840, expiration date 7/16/21, notional amount $(5,124,000)	(61)	(244,000)
Booking Holdings strike price $2,380, expiration date 9/17/21, notional amount $(6,426,000)	(27)	(141,210)
Bristol-Myers Squibb strike price $70, expiration date 7/16/21, notional amount $(2,625,000)	(375)	(4,313)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Broadcom strike price $460, expiration date 7/16/21, notional amount $(5,382,000)	(117)	$(221,715)
Chevron strike price $115, expiration date 8/20/21, notional amount $(5,646,500)	(491)	(45,663)
Corning strike price $42, expiration date 8/20/21, notional amount $(4,342,800)	(1,034)	(128,733)
Costco Wholesale strike price $390, expiration date 7/23/21, notional amount $(6,513,000)	(167)	(157,815)
Darden Restaurants strike price $140, expiration date 7/16/21, notional amount $(574,000)	(41)	(27,265)
Exxon Mobil strike price $65, expiration date 8/20/21, notional amount $(3,497,000)	(538)	(92,536)
Home Depot strike price $320, expiration date 8/20/21, notional amount $(6,848,000)	(214)	(208,115)
JPMorgan Chase & Co. strike price $160, expiration date 8/20/21, notional amount $(2,640,000)	(165)	(51,975)
Lockheed Martin strike price $400, expiration date 7/16/21, notional amount $(4,920,000)	(123)	(4,613)
Mastercard strike price $380, expiration date 7/16/21, notional amount $(4,484,000)	(118)	(16,107)

2    NQ-QCV [6/21] 8/21 (1751133)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Medtronic strike price $130, expiration date 8/20/21, notional amount $(6,409,000)	(493)	$(55,709)
MGM Resorts International strike price $40, expiration date 7/16/21, notional amount $(1,832,000)	(458)	(139,690)
Microsoft strike price $250, expiration date 8/20/21, notional amount $(9,850,000)	(394)	(919,990)
NextEra Energy strike price $77.50, expiration date 8/20/21, notional amount $(4,433,000)	(572)	(47,190)
PPG Industries strike price $175, expiration date 7/16/21, notional amount $(5,460,000)	(312)	(24,180)
Raytheon Technologies strike price $90, expiration date 8/20/21, notional amount $(2,241,000)	(249)	(28,635)
Tesla strike price $640, expiration date 11/19/21, notional amount $(2,112,000)	(33)	(381,397)
Texas Instruments strike price $200, expiration date 8/20/21, notional amount $(6,140,000)	(307)	(106,682)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
United Rentals strike price $320, expiration date 8/20/21, notional amount $(3,968,000)	(124)	$(225,060)
UnitedHealth Group strike price $410, expiration date 8/20/21, notional amount $(3,813,000)	(93)	(79,050)
Visa strike price $235, expiration date 8/20/21, notional amount $(1,645,000)	(70)	(47,075)
Whirlpool strike price $225, expiration date 7/16/21, notional amount $(4,612,500)	(205)	(35,875)
Total Options Written (premium received $3,442,514)		$(4,519,620)

Liabilities Net of Receivables and Other Assets—(0.02%)		(33,586)
Net Assets Applicable to 10,533,301 Shares Outstanding—100.00%		$139,042,638
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

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